Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07660

The Massachusetts Health & Education Tax-Exempt Trust
-----------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
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(Name and Address of Agent for Services)

(617) 482-8260
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(Registrant's Telephone Number)

December 31
-----------------------------------------------------------------------
Date of Fiscal Year End

June 30, 2004
-----------------------------------------------------------------------
Date of Reporting Period


=======================================================================

Item 1.  Reports to Stockholders

[EATON VANCE LOGO]

[PHOTO: Wall of Educational Institution]

Semiannual Report June 30, 2004

[PHOTO: Highway]

THE
MASSACHUSETTS
HEALTH &
EDUCATION
TAX-EXEMPT
TRUST

[PHOTO: Boston, MA Skyline]

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. The financial institution above has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call:
1-800-262-1122.


=====================


IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

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From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
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


The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

LETTER TO SHAREHOLDERS

[PHOTO WITH CAPTION "Thomas J. Fetter, President"]

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds -- a variety of bond that has seen increasing use by investors over the past 20 years -- and discuss why they can provide flexibility in managing a bond portfolio.

The 1980's brought new variations to
the bond market...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds -- including zero coupon bonds, introduced in 1982.

Zero-coupons: no interest payments,
but a predictable lump-sum payment
at maturity...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time -- from its issuance to its maturity -- zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently.

Zero coupon bonds provide portfolio
managers additional flexibility...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased downside volatility in the event of an increase in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

Tax-exempt bonds continue to offer
opportunities for issuers and investors
alike...

Throughout its history, the municipal market has helped finance public projects and has pioneered new financing options for issuers -- such as zero coupon bonds -- that offer new opportunities for investors. We at Eaton Vance remain confident that the market will continue to offer more such opportunities and we emphasize our continued commitment to this exciting market.

Sincerely,

/s/ THOMAS J. FETTER

Thomas J. Fetter
President
August 9, 2004

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Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yields will vary.
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


The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

MARKET RECAP

The U.S. economy strengthened significantly in the six months ended June 30, 2004. Despite sometimes unsettling news from Iraq, consumers continued to spend, while businesses began to renew capital spending programs. Not surprisingly, amid a strengthening economy and rising inflation, the bond markets gave back some of their gains from the previous year.

The construction and business service sectors were among the leaders in job growth...

The nation's Gross Domestic Product grew by 3.0% in the second quarter of 2004, following a 4.5% rise in the first quarter. New momentum was apparent across the entire economy. Retail sales improved markedly, as consumers gained more confidence from an improving job outlook. Manufacturing activity gained strength, with new orders and industrial production significantly stronger than in 2003. Demand for advanced technology products picked up, as businesses made purchases long-delayed by prior doubts about the strength of the recovery.

Consistent with an improving economy, demand rose for key industrial components, such as metals, energy and chemicals, while factories operated at higher capacity rates. The residential construction sector continued to create jobs, despite a rise in mortgage rates in recent months. However, the commercial segment of the real estate market remained depressed. Conditions in the agricultural sector generally improved, as farmers received higher prices for many products.

Having lagged the initial upturn, job growth has returned in recent months...

Rising job growth was among the key developments during the six-month period. While monthly labor data can be quite volatile, recent trends suggest a favorable turn in the labor market. The nation's unemployment rate was 5.6% in June 2004, down from 6.3% a year earlier. The economy produced jobs in technology, apparel, finance, construction, retail and manufacturing.

Interest rates moved higher, as the
Federal Reserve promised to battle inflation...

Inflation re-emerged as a concern to investors and the Federal Reserve. Record-high oil prices pushed the price of gasoline above $2 a gallon, while food costs edged higher, together with those of many raw materials used in industrial processes. The Federal Reserve has maintained a close watch on employment and price data. After holding its benchmark Federal Funds rate steady for more than a year, the Federal Reserve raised rates by 25 basis points on June 30, 2004, the first such increase since May 2000.

The municipal bond market performed generally in line with the Treasury market during the six-month period ended June 30, 2004. Ten-year Treasury bond yields -- which were around 3.95% at December 31, 2003 -- rose to 4.60% by June 30, 2004, while 10-year municipal yields rose from 3.85% to 4.20%. Amid increasing signs of inflation and an upward trend in interest rates, the Lehman Brothers Municipal Bond Index retreated slightly during the six months ended June 30, 2004, posting a total return of -0.68%.1

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Trust Information
as of June 30, 2004

Performance 2
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Average Annual Total Returns (by share price, American Stock Exchange)
----------------------------------------------------------------------------
One Year                                                         -4.99%
Five Years                                                        5.37
Ten Years                                                         6.14
Life of Fund (7/23/93)                                            4.75

Average Annual Total Returns (by net asset value)
----------------------------------------------------------------------------
One Year                                                          1.37%
Five Years                                                        6.11
Ten Years                                                         6.89
Life of Fund (7/23/93)                                            5.57

1 It is not possible to invest directly in an Index. 2 Performance results reflect the effect of leverage resulting from the Trust's issuance of Auction Preferred Shares. In the event of a rise in long-term interest rates, the value of the Trust's investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

  Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust's current performance may be lower or higher than quoted. Yield will vary.

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The views expressed in this report are those of Eaton Vance Management and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance Management disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions are based on many factors, may not be relied on as an indication of trading intent on behalf of any fund.
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


The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

MANAGEMENT DISCUSSION

[PHOTO WITH CAPTION "Robert B. MacIntosh, Portfolio Manager"]

Management Discussion
--------------------------------------------------------------------------

* Recovering from losses in the past two years, the Massachusetts economy gained renewed momentum in the first half of 2004. Finance and technology companies replaced some of their previous job cuts, while residential housing created additional jobs in the construction sector. The Commonwealth's June 2004 jobless rate was 5.2%, lower than the national rate, and below the 5.8% rate of a year ago.

* Education and insured* education bonds were among the Trust's largest weightings at June 30, 2004. Management was able to take advantage of fairly active new issuance of education issues. The Trust's investments included some of the Commonwealth's most respected colleges and preparatory schools.

* With the Massachusetts hospital industry continuing to face reimbursement pressures, the Trust remained very selective within the sector, focusing on facilities with superior finances. The Trust sold issues of some facilities whose cost pressures could make them vulnerable to potential credit rating downgrades.

* Escrowed bonds were a major commitment for the Trust. Pre-refunded and backed by Treasury bonds, escrowed issues are deemed high quality, are valued by investors in any credit environment and often carry above-average coupons relative to other municipal bonds.

* Amid very narrow quality spreads -- the yield differential between bonds of varying quality -- the Trust maintained a high average quality rating. The Trust also made adjustments to coupon structure, as necessary, in response to market conditions and the changing interest rate climate.

The Trust
--------------------------------------------------------------------------
Performance for the Past Six Months

* Based on share price (traded on the American Stock Exchange), the Trust had a total return of -10.63% for the six months ended June 30, 2004. That return was the result of a decrease in share price from $15.26 on December 31, 2003 to $13.22 on June 30, 2004, and the reinvestment of $0.434 in regular monthly dividends.1

* Based on net asset value, the Trust had a total return of -0.48% for the six months ended June 30, 2004. That return was the result of a decrease in net asset value from $13.91 on December 31, 2003 to $13.42 on June 30, 2004, and the reinvestment of all distributions.

* Based on most recent dividend and a share price of $13.22, the Trust had a market yield of 6.56% at June 30, 2004.2 The Trust's market yield is equivalent to a taxable yield of 10.66%.3

* On June 30, 2004, the Trust's share price on the American Stock Exchange traded at a 1.5% discount to its underlying net asset value.


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The Board of Trustees of The Massachusetts Health & Education Tax-Exempt
Trust has voted to appoint Fund Asset Management, L.P. (FAM) as the Trust's investment advisor and Princeton Administrators, L.P. (Princeton) as the Trust's administrator. FAM and Princeton will succeed Eaton Vance
Management in those capacities effective September 1, 2004.
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Rating Distribution 4,5
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By total investments

[The pie chart provides a breakdown of total investments by quality weightings as follows: AAA 40.4%, AA 15.4%, A 14.0%, BBB 17.4%, BB 1.2% and Non-Rated 11.6%.]


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Trust Overview 4
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Number of Issues                            52
Average Maturity                    25.1 Years
Effective Maturity                  16.0 Years
Average Rating                              A+
Average Call                         8.4 Years
Average Dollar Price                   $101.80


1 A portion of the Trust's income may be subject to federal and state income tax and/or federal alternative minimum tax.

2 The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

3 Taxable-equivalent yield assumes maximum 38.45% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

4 Because the Trust is actively managed, Rating Distribution and Trust
  Overview are subject to change.

5 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.

  Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.


The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 128.1%


Ratings (Unaudited)             Principal
-----------------------------      Amount
                     Standard      (000's
Moody's              & Poor's    Omitted)    Security                                               Value
---------------------------------------------------------------------------------------------------------
Education -- 42.2%
---------------------------------------------------------------------------------------------------------
NR                   A            $ 1,100    Massachusetts DFA, Belmont Hill School,
                                             5.00%, 9/1/31                                   $  1,071,224
A3                   BBB+           1,500    Massachusetts DFA, Boston University,
                                             5.45%, 5/15/59                                     1,480,560
NR                   BBB            1,000    Massachusetts DFA, Massachusetts College of
                                             Pharmacy and Health Sciences,
                                             5.75%, 7/1/33                                      1,007,030
A1                   NR               400    Massachusetts DFA, Middlesex School,
                                             5.00%, 9/1/33                                        388,028
Baa2                 BBB              400    Massachusetts DFA, Suffolk University,
                                             5.75%, 7/1/19                                        411,004
NR                   BBB              600    Massachusetts DFA, Western New England
                                             College, 5.875%, 12/1/22                             609,066
NR                   BBB-             540    Massachusetts DFA, Wheeler School,
                                             6.50%, 12/1/29                                       556,929
Baa2                 NR               250    Massachusetts DFA, Xaverian Brothers
                                             High School, 5.65%, 7/1/29                           251,578
Aa3                  AA-            1,500    Massachusetts HEFA, Boston College,
                                             5.125%, 6/1/37                                     1,488,600
Aaa                  AAA            1,800    Massachusetts HEFA, Harvard University,
                                             5.125%, 7/15/37                                    1,790,010
Aaa                  AAA              500    Massachusetts HEFA, Massachusetts Institute
                                             of Technology, 5.00%, 7/1/23                         520,315
Aa1                  AA+            1,750    Massachusetts HEFA, Wellesley College,
                                             5.00%, 7/1/33                                      1,724,958
NR                   NR             1,420    Massachusetts HEFA, Wheaton College,
                                             6.00%, 1/1/18 (1)                                  1,502,175
Baa1                 NR               400    Massachusetts IFA, Wentworth Institute
                                             of Technology, 5.75% 10/1/28                         405,468
---------------------------------------------------------------------------------------------------------
                                                                                             $ 13,206,945
---------------------------------------------------------------------------------------------------------
Escrowed/Prerefunded -- 9.9%
---------------------------------------------------------------------------------------------------------
Aaa                  AA+          $ 1,500    Massachusetts HEFA, Daughters of Charity,
                                             6.10%, 7/1/14,
                                             Prerefunded to 7/1/06                           $  1,573,515
Aa2                  NR             1,000    Massachusetts HEFA, Youville House,
                                             6.25%, 2/15/41,
                                             Prerefunded to 2/15/07                             1,112,180
Aaa                  A              1,000    Rail Connections Inc., MA, (ACA),
                                             0.00%, 7/1/20,
                                             Prerefunded to 7/1/09                                422,700
---------------------------------------------------------------------------------------------------------
                                                                                             $  3,108,395
---------------------------------------------------------------------------------------------------------
Health Care -- 1.2%
---------------------------------------------------------------------------------------------------------
NR                   NR           $   425    Massachusetts DFA, MCHSP,
                                             6.60%, 8/15/29                                  $    373,758
---------------------------------------------------------------------------------------------------------
Hospitals -- 14.9%
---------------------------------------------------------------------------------------------------------
A1                   A+           $ 1,000    Massachusetts HEFA, Baystate Medical
                                             Center, 5.75%, 7/1/33                           $  1,018,920
NR                   BBB+             350    Massachusetts HEFA, Berkshire
                                             Health Systems, 6.25%, 10/1/31                       355,733
NR                   A-               800    Massachusetts HEFA, Covenant Health,
                                             6.00%, 7/1/22                                        838,432
NR                   A-               400    Massachusetts HEFA, Covenant Health,
                                             6.00%, 7/1/31                                        412,408
Baa2                 BBB-           1,000    Massachusetts HEFA, Milford-Whitinsville,
                                             6.35%, 7/15/32                                     1,004,260
Aa3                  AA-            1,000    Massachusetts HEFA, Partners Healthcare,
                                             5.75%, 7/1/32                                      1,036,290
---------------------------------------------------------------------------------------------------------
                                                                                             $  4,666,043
---------------------------------------------------------------------------------------------------------
Industrial Development Revenue -- 4.8%
---------------------------------------------------------------------------------------------------------
Baa1                 BBB          $ 1,500    Massachusetts IFA, General Motors,
                                             5.55%, 4/1/09                                   $  1,501,770
---------------------------------------------------------------------------------------------------------
Insured Education -- 15.2%
---------------------------------------------------------------------------------------------------------
Aaa                  AAA          $   400    Massachusetts DFA, Olin College, (XLCA),
                                             5.25%, 7/1/33                                   $    400,424
Aaa                  AAA              700    Massachusetts DFA, WGBH Educational
                                             Foundation, (AMBAC), 5.75%, 1/1/42                   778,253
Aaa                  AAA              700    Massachusetts DFA, WGBH Educational
                                             Foundation, (AMBAC), 5.375%, 1/1/42                  714,406
Aaa                  AAA              775    Massachusetts HEFA, Simmons College,
                                             (FGIC), 5.00%, 10/1/33                               763,809
Aaa                  AAA              230    Massachusetts HEFA, University of
                                             Massachusetts Amherst, (FGIC),
                                             5.125%, 10/1/34                                      230,395
Aaa                  AAA              825    Massachusetts State College Building
                                             Authority, (XLCA), 5.50%, 5/1/39                     881,826
Aaa                  AAA            1,000    University of Massachusetts Building
                                             Authority, (AMBAC), 5.125%, 11/1/34                  999,620
---------------------------------------------------------------------------------------------------------
                                                                                             $  4,768,733
---------------------------------------------------------------------------------------------------------
Insured Hospitals -- 15.0%
---------------------------------------------------------------------------------------------------------
Aaa                  AAA          $ 1,225    Massachusetts HEFA, Addison Gilbert
                                             Hospital, (MBIA), 5.75%, 7/1/23                 $  1,239,969
Aaa                  AAA              800    Massachusetts HEFA, Baystate Medical
                                             Center, (FSA), 6.00%, 7/1/26                         861,776
Aaa                  AAA            1,000    Massachusetts HEFA, Berkshire Health
                                             Systems, (MBIA), 6.00%, 10/1/19                    1,061,790
Aaa                  AAA              500    Massachusetts HEFA, Mt. Auburn Hospital,
                                             (MBIA), 6.25%, 8/15/14                               512,715
Aaa                  AAA              500    Massachusetts HEFA, New England Medical
                                             Center, (FGIC), 5.00%, 5/15/22                       503,695
Aaa                  AAA              100    Massachusetts HEFA, Partners Healthcare,
                                             (MBIA), 5.375%, 7/1/24                               101,770
NR                   AAA              395    Massachusetts HEFA, Valley Regional
                                             Health System, (CLEE), 5.75%, 7/1/18                 403,801
---------------------------------------------------------------------------------------------------------
                                                                                             $  4,685,516
---------------------------------------------------------------------------------------------------------
Insured Public Power -- 2.2%
---------------------------------------------------------------------------------------------------------
Aaa                  NR           $   500    Puerto Rico Electric Power Authority, (MBIA),
                                             Variable Rate, 7/1/16(3)(4)                     $    683,130
---------------------------------------------------------------------------------------------------------
Insured Special Tax -- 4.6%
---------------------------------------------------------------------------------------------------------
NR                   NR           $ 1,000    Puerto Rico IFA, (AMBAC), Variable Rate,
                                             7/1/28(2)(3)                                    $  1,004,570
NR                   AAA              420    Puerto Rico IFA, (AMBAC), Variable Rate,
                                             7/1/28(3)(4)                                         422,881
---------------------------------------------------------------------------------------------------------
Insured Water & Sewer -- 1.7%
---------------------------------------------------------------------------------------------------------
Aaa                  AAA          $   500    Massachusetts Water Resources Authority,
                                             (FGIC), 5.75%, 8/1/39                           $    531,635
---------------------------------------------------------------------------------------------------------
Life Care -- 3.8%
---------------------------------------------------------------------------------------------------------
NR                   BBB-         $   855    Massachusetts DFA, Edgecombe Project,
                                             6.75%, 7/1/21                                   $    881,659
NR                   NR               340    Massachusetts IFA, Forge Hill,
                                             6.75%, 4/1/30                                        315,047
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,196,706
---------------------------------------------------------------------------------------------------------
Miscellaneous -- 4.1%
---------------------------------------------------------------------------------------------------------
Ba2                  BB           $   495    Massachusetts HEFA, Learning Center
                                             for the Deaf, 6.125%, 7/1/29                    $    471,037
NR                   AAA              700    Puerto Rico IFA, Variable Rate,
                                             10/1/34(3)(4)                                        801,430
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,272,467
---------------------------------------------------------------------------------------------------------
Nursing Home -- 4.6%
---------------------------------------------------------------------------------------------------------
NR                   NR           $   240    Massachusetts DFA, Odd Fellows,
                                             6.25%, 1/1/15                                   $    219,434
NR                   NR               500    Massachusetts HEFA, Christopher House,
                                             6.875%, 1/1/29                                       473,685
NR                   NR               750    Massachusetts IFA, Age Institute of
                                             Massachusetts, 8.05%, 11/1/25                        735,660
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,428,779
---------------------------------------------------------------------------------------------------------
Public Power -- 1.3%
---------------------------------------------------------------------------------------------------------
NR                   A-           $   400    Puerto Rico Electric Power Authority,
                                             Variable Rate, 7/1/29(2)(3)                     $    390,556
---------------------------------------------------------------------------------------------------------
Transportation -- 2.6%
---------------------------------------------------------------------------------------------------------
NR                   AA-          $   830    Massachusetts Bay Transportation
                                             Authority, Variable Rate, 3/1/27(2)(3)          $    810,371
---------------------------------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 128.1%
  (identified cost $39,039,897)                                                              $ 40,052,255
---------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.9%                                                       $  1,223,534
---------------------------------------------------------------------------------------------------------
Auction Preferred Shares
Plus Accumulated
  Unpaid Dividends -- (32.0%)                                                                $(10,000,000)
---------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                         $ 31,275,789
---------------------------------------------------------------------------------------------------------


Notes to Portfolio:

(1) Private Placement Securities -- Information relating to the initial acquisition and market valuation of private placement securities is presented below:

                                                                         Percentage
                                                                      of Net Assets
                                       Acquisition                    Applicable to
                                              Cost           Value    Common Shares
-----------------------------------------------------------------------------------
Massachusetts HEFA, Wheaton College
  (acquired 1/12/98)                    $1,420,000      $1,502,175             4.8%
-----------------------------------------------------------------------------------

    Wheaton College has outstanding publicly offered securities of the same class as the private placement security held by the Trust. The Trust will bear the costs, if any, relating to the disposition of the private placement securities, including costs associated with registering the securities under the Securities Act of 1933, if necessary.

(2) Security has been issued as an inverse floater bond.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2004, the aggregate value of the securities is $4,112,938 or 13.2% of the Trust's net assets applicable to common shares.

(4) Security has been issued as a leveraged inverse floater.

(5) Health and Educational Obligors -- At June 30, 2004, the Trust held securities issued by health and educational obligors with a value of $33,483,212 (representing 83.6% of total investments).

(6) Insured Investments -- The Trust invests primarily in debt securities issued by the Commonwealth of Massachusetts and its municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2004, 31.3% of total investments is backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The Trust's insured securities by financial institution are as follows:

                                                                         Percentage
                                                                           of Total
                                                             Value      Investments
-----------------------------------------------------------------------------------
AMBAC Financial Group, Inc. (AMBAC)                    $ 3,919,730             9.8%
Municipal Bond Insurance Association (MBIA)              3,599,374             9.0%
Financial Guaranty Insurance Company (FGIC)              2,029,534             5.1%
XL Capital Assurance, Inc. (XLCA)                        1,282,250             3.2%
Financial Security Assurance, Inc. (FSA)                   861,776             2.1%
American Capital Access (ACA)                              422,700             1.1%
College Construction Loan Insurance Corporation (CLEE)     403,801             1.0%
-----------------------------------------------------------------------------------
  Total Insured Securities                             $12,519,165            31.3%
-----------------------------------------------------------------------------------

(7) Summary of Ratings:


                                                                         Percentage
                                             Number                        of Total
Ratings                                   of Issues          Value      Investments
-----------------------------------------------------------------------------------
AAA/Aaa                                          22    $16,199,865            40.4%
AA/Aa                                             5      6,172,399            15.4%
A/A                                               7      5,600,128            14.0%
BBB/Baa                                          10      6,984,497            17.4%
BB/Ba                                             1        471,037             1.2%
NR                                                7      4,624,329            11.6%
-----------------------------------------------------------------------------------
Total                                            52    $40,052,255           100.0%
-----------------------------------------------------------------------------------

    The ratings indicated are the most recent Moody's and Standard & Poor's ratings believed to be available at June 30, 2004. NR indicates no rating is available for the security. Ratings are generally ascribed to securities at time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no responsibility to do so, and the ratings indicated do not necessarily represent ratings the agencies would ascribe to these securities at June 30, 2004.


The accompanying notes are an integral part of these financial statements.


The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2004

Assets
----------------------------------------------------------------------------------------------------
Total Investments, at value (identified cost, $39,039,897)                               $40,052,255
Receivable for securities sold                                                             1,020,000
Interest receivable                                                                          942,610
Other assets                                                                                   2,391
----------------------------------------------------------------------------------------------------
Total assets                                                                             $42,017,256
----------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------
Due to bank                                                                              $   678,191
Accrued expenses and other liabilities                                                        63,276
----------------------------------------------------------------------------------------------------
Total liabilities                                                                            741,467
----------------------------------------------------------------------------------------------------
Net assets applicable to Auction Preferred Shares, $0.01 par value;
  400 shares authorized, 200 shares issued and outstanding at $50,000
  per share liquidation preference plus cumulative unpaid dividends                      $10,000,000
----------------------------------------------------------------------------------------------------
Net assets applicable to common shares                                                   $31,275,789
----------------------------------------------------------------------------------------------------

Sources of Net Assets:
----------------------------------------------------------------------------------------------------
Common Shares, $0.01 par value; unlimited number of shares
  authorized, 2,331,184 shares issued and outstanding                                    $    23,312
Additional paid-in capital                                                                29,693,233
Accumulated undistributed net realized gain from investment transactions                       3,289
Undistributed net investment income                                                          543,597
Unrealized appreciation of investments                                                     1,012,358
----------------------------------------------------------------------------------------------------
Net Assets applicable to common shares                                                   $31,275,789
----------------------------------------------------------------------------------------------------

Net Asset Value Per Common Share
----------------------------------------------------------------------------------------------------
($31,275,789 divided by 2,331,184
  common shares issued and outstanding)                                                  $     13.42
----------------------------------------------------------------------------------------------------




Statement of Operations

For the Six Months Ended
June 30, 2004

Investment Income
----------------------------------------------------------------------------------------------------
Interest income                                                                          $ 1,241,539
----------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                  $    73,685
Administration fee                                                                            31,461
Trustees' fees                                                                                14,712
Custodian and transfer agent fees                                                             25,363
Legal and accounting services                                                                 58,790
Preferred shares remarketing agent fee                                                        12,397
Printing and postage                                                                           8,555
Preferred shares auction agent fees                                                            2,479
Miscellaneous                                                                                  7,403
----------------------------------------------------------------------------------------------------
Total operating expenses                                                                 $   234,845
----------------------------------------------------------------------------------------------------
Deduct --
  Reduction of custody fees                                                              $       931
----------------------------------------------------------------------------------------------------
Total expense reductions                                                                 $       931
----------------------------------------------------------------------------------------------------
Net operating expenses                                                                   $   233,914
----------------------------------------------------------------------------------------------------
Net investment income                                                                    $ 1,007,625
----------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
on Investments
----------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                                           $   112,644
Net change in unrealized appreciation of investments                                      (1,221,824)
----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                         $(1,109,180)
----------------------------------------------------------------------------------------------------
Distributions to preferred shareholders from net investment income                       $   (33,905)
----------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations
  applicable to common shares                                                            $  (135,460)
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

FINANCIAL STATEMENTS Cont'd

Statements of Changes in Net Assets

                                                  Six Months Ended
Increase (Decrease)                                  June 30, 2004                        Year Ended
in Net Assets                                           (Unaudited)                December 31, 2003
----------------------------------------------------------------------------------------------------
From operations:
  Net investment income                                $ 1,007,625                       $ 2,162,085
  Net realized gain on investment transactions             112,644                           214,271
  Net change in unrealized appreciation
    (depreciation)                                      (1,221,824)                          (46,713)
  Distributions to preferred shareholders
    from net investment income                             (33,905)                          (79,020)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations applicable to common shares          $  (135,460)                      $ 2,250,623
----------------------------------------------------------------------------------------------------
Distributions to Common Shareholders:
  From net investment income                            (1,010,855)                       (1,917,436)
----------------------------------------------------------------------------------------------------
Total distributions to common
  shareholders                                         $(1,010,855)                      $(1,917,436)
----------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Reinvestment of distributions to
     common shareholders                               $    32,020                       $    60,442
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from
     capital share transactions                        $    32,020                       $    60,442
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                  $(1,114,295)                      $   393,629
----------------------------------------------------------------------------------------------------

Net Assets Applicable to Common Shares:
----------------------------------------------------------------------------------------------------
At beginning of period                                 $32,390,084                       $31,996,455
----------------------------------------------------------------------------------------------------
At end of period, including undistributed
  net investment income of $543,597
  and $580,732, respectively                           $31,275,789                       $32,390,084
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

FINANCIAL STATEMENTS Cont'd

Financial Highlights

Selected data for a common share outstanding during each period

                                             Six Months
                                                  Ended
                                                June 30,                          Year Ended December 31,
                                                   2004      ---------------------------------------------------------------
                                             (Unaudited)        2003         2002         2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period (common shares)                        $ 13.91      $ 13.76      $ 13.25      $ 13.17        $ 12.45        $ 14.06
----------------------------------------------------------------------------------------------------------------------------

Investment Operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                           $  0.43(c)   $  0.93(c)   $  0.94(c)   $  0.94(a)(c)  $  0.90(c)     $  0.89(c)
Net realized and unrealized gain
  (loss) on investments                           (0.48)        0.07         0.42         0.03(a)        0.73          (1.63)
Distributions to preferred shareholders
  from net investment income                      (0.01)       (0.03)       (0.05)       (0.11)         (0.15)         (0.12)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations
  applicable to common shares                   $ (0.06)     $  0.97      $  1.31      $  0.86        $  1.48        $ (0.86)
----------------------------------------------------------------------------------------------------------------------------

Less Distributions to Common Shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income                      $ (0.43)     $ (0.82)     $ (0.80)     $ (0.78)       $ (0.76)       $ (0.75)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to Common Shareholders      $ (0.43)     $ (0.82)     $ (0.80)     $ (0.78)       $ (0.76)       $ (0.75)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
  (Common shares)                               $ 13.42      $ 13.91      $ 13.76      $ 13.25        $ 13.17        $ 12.45
----------------------------------------------------------------------------------------------------------------------------
Per share market value, end of period
  (Common shares)                               $13.220      $ 15.26      $ 13.48      $ 13.60        $ 12.75        $ 11.50
----------------------------------------------------------------------------------------------------------------------------
Total investment return at
  Market Value                                  (10.63%)      20.11%        5.10%       13.01%         17.78%        (18.23%)
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common
  shares, end of period (000 omitted)           $31,276       $32,390     $31,996      $30,727        $30,500        $28,830
Ratios: (as a percentage of
  average total net assets)
  Expenses                                        1.12%(d)      0.88%       0.91%        0.91%          0.97%          0.97%
  Expenses, after custodian fee reduction         1.12%(d)      0.88%       0.90%        0.90%          0.96%          0.96%
  Net investment income                           4.81%(d)      5.14%       5.31%        5.31%(a)       5.33%          5.05%
Ratios: (as a percentage of
  average common net assets)
  Expenses (b)                                    1.47%(d)      1.16%       1.20%        1.20%          1.30%          1.28%
  Expenses, after custodian fee reduction (b)     1.46%(d)      1.16%       1.19%        1.18%          1.29%          1.27%
  Net investment income (b)                       6.30%(d)      6.74%       7.00%        7.02%(a)       7.16%          6.68%
Portfolio turnover rate                              6%           26%         36%          13%             8%            32%
----------------------------------------------------------------------------------------------------------------------------

The Financial Highlights summarize the impact of net investment income, gains (losses) and distributions on the Trust's net asset value per common share for the last 5 years. Additionally, important relationships between certain financial statement items are expressed in ratio form.

The accompanying notes are an integral part of these financial statements.


The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

FINANCIAL STATEMENTS Cont'd

Financial Highlights

(a) The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began accreting market discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per common share of $0.01, a decrease in net realized and unrealized gains per common share of $0.01, an increase in the ratio of net investment income to average total net assets from 5.24% to 5.31% and an increase in the ratio of net investment income to average common assets from 6.93% to 7.02%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

(c) Computed using average common shares outstanding throughout the period.

(d) Annualized

The accompanying notes are an integral part of these financial statements.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  General Information and
   Significant Accounting Policies
--------------------------------------------------------------------------
The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to earn a high level of current income exempt from regular Federal income taxes and Massachusetts personal income taxes consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in Massachusetts "investment grade" tax-exempt obligations issued on behalf of not-for-profit health and education institutions.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, in accordance with accounting principles generally accepted in the United States of America.

Securities Valuation. Municipal securities are normally valued on the basis of valuations furnished from a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Futures and options on futures contracts traded on an exchange will be valued at last settlement price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. In the event of unusual market disruptions affecting valuation, the Pricing Committee of the Trustees will be consulted.

Securities Transactions. Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

Interest Income. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discounts on long term debt securities.

Federal Income Taxes. The Trust has complied and intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies by distributing all of its income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal securities, which are exempt from regular federal and Massachusetts income taxes when received by the Trust, as exempt interest dividends.

At December 31, 2003, the Trust for federal income tax purposes had a capital loss carryover of $155,614, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on December 31, 2008 ($116,670) and December 31, 2009 ($38,944).

Expense Reductions. Investors Bank & Trust Company (IBT) serves the Trust as its Custodian and Transfer Agent. Pursuant to its service agreements, IBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with IBT. All credit balances used to reduce IBT's fee are reported as a reduction of expenses on the statement of operations.

Use of Estimates. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Legal fees. Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized loses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Interim Financial Information. The interim financial statements relating to June 30, 2004 and for the six month period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2  Auction Preferred Shares (APS)
--------------------------------------------------------------------------
The Trust currently has 200 Auction Preferred Shares outstanding. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agency. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At June 30, 2004, there were no such restrictions on the Trust.


3  Distributions to Shareholders
--------------------------------------------------------------------------
Distributions to common shareholders are recorded on the ex-dividend date and are paid on the last business day of each month. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on June 30, 2004 was 1.182%. For the six months ended June 30, 2004, the Trust paid dividends to Auction Preferred shareholders amounting to $33,905, representing an average APS dividend rate for such period of 0.68% (annualized).

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.


4  Investment Advisory Fees and
   Other Transactions with Affiliates
--------------------------------------------------------------------------
The Trust has entered into an Advisory Agreement with Eaton Vance Management ("Eaton Vance"), under which Eaton Vance will furnish the Trust with investment research and advisory services. For the six months ended June 30, 2004, the fee paid for such services amounted to $73,685 and was equivalent to 0.35% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

In addition, the Trust also entered into an Administration Agreement with Eaton Vance, under which Eaton Vance will manage and administer the Trust's business affairs and, in connection therewith, furnish for use of the Trust, office space and all necessary office facilities, equipment, and personnel for administering the affairs of the Trust. For the six months ended June 30, 2004, the fee paid for such services amounted to $31,461 and was equivalent to 0.15% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

Trustees who are not affiliates of Eaton Vance are eligible to receive an annual fee of $5,000 each.

During the six months ended June 30, 2004, the Trust engaged in a purchase transaction in the amount of $712,299 with a Fund which utilizes Eaton Vance as an investment advisor. The purchase transaction complied with Rule 17a-7 under the Investment Company Act of 1940.

On May 28, 2004, the Board of Trustees voted to appoint Fund Asset Management, L. P. (FAM) as the Trust's investment advisor and Princeton Administrators, L. P. (Princeton) as the Trust's administrator effective September 1, 2004. FAM and Princeton are owned and controlled by Merrill Lynch & Co., a reporting company and the parent of Merrill Lynch, Pierce, Fenner & Smith Inc. FAM and Princeton will succeed Eaton Vance in those capacities. An interim advisory agreement with FAM and an interim administration agreement with Princeton will take effect on September 1, 2004, immediately following Eaton Vance's resignation as the Trust's investment advisor and administrator. Eaton Vance had informed the Board of Trustees on March 2, 2004 that it did not wish to continue as the Trust's investment advisor and administrator. In addition, concurrent with the appointment of FAM and Princeton, the Trustees appointed State Street Bank & Trust Company as the Trust's custodian and The Bank of New York as the Trust's transfer agent. State Street Bank & Trust Company's appointment as the Trust's custodian will be effective on September 1, 2004. Bank of New York's appointment as the Trust's transfer agent will be effective on October 13, 2004.


5  Securities Transactions
--------------------------------------------------------------------------
Purchases and sales (including maturities) of portfolio securities during the six months ended June 30, 2004, aggregated $2,447,253 and $2,937,642 respectively. There were no purchases and sales of short-term municipal securities during the six months ended June 30, 2004.

The identified cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at

June 30, 2004, as computed for federal income tax purposes, were as follows:

Identified cost                         $38,941,228
----------------------------------------------------------
Gross unrealized appreciation           $ 1,404,598
Gross unrealized depreciation              (293,571)
----------------------------------------------------------
Net unrealized appreciation             $ 1,111,027
----------------------------------------------------------


6  Capital Transactions
--------------------------------------------------------------------------
The Declaration of Trust allows the Trustees to issue an unlimited number of $0.01 par value shares of common stock. Transactions in common shares were as follows:

                               Six Months Ended
                               June 30, 2004       Year Ended
                               (Unaudited)         December 31, 2003
--------------------------------------------------------------------
Beginning shares               2,328,912           2,324,569
Shares issued pursuant to
  the Trust's dividend
  reinvestment plan                2,272               4,343
--------------------------------------------------------------------
Ending shares                  2,331,184           2,328,912
--------------------------------------------------------------------


7  Overdraft Advances
--------------------------------------------------------------------------
Pursuant to the custodian agreement between the Trust and IBT, IBT may at its discretion advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft by the Trust, the Trust is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to IBT. At June 30, 2004, the Trust's payment due to IBT pursuant to the foregoing arrangement was $678,191.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2004

OTHER INFORMATION

From time to time in the future, the Trust may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trust would generally effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

The Massachusetts Health & Education Tax-Exempt Trust

INVESTMENT MANAGEMENT

The Massachusetts Health & Education Tax-Exempt Trust


Officers

Thomas J. Fetter, CFA
President

Robert B. MacIntosh, CFA
Vice President and
Portfolio Manager

James M. Wall
Secretary

Kristin S. Anagnost
Treasurer


Board of Trustees

Walter B. Prince, Esq., Chairman

James F. Carlin III

Thomas H. Green, III, Esq.

Edward M. Murphy

Frank Nesvet

James M. Storey, Esq.

THIS PAGE INTENTIONALLY LEFT BLANK.

Investment Adviser and Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


Custodian, Transfer Agent,
Dividend Disbursing Agent and Registrar
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116



The Massachusetts Health & Education Tax-Exempt Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

278-8/04                                    MHEFASRC

Item 2.  Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122.

Item 3.  Audit Committee Financial Expert

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4.  Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6.  Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

Item 10.  Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 11. Exhibits

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

By: /s/ Thomas J. Fetter
    ---------------------------
    Thomas J. Fetter
    President

Date: August 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kristin S. Anagnost
    ---------------------------
    Kristin S. Anagnost
    Treasurer

Date: August 20, 2004


By: /s/ Thomas J. Fetter
    ---------------------------
    Thomas J. Fetter
    President

Date: August 20, 2004